Schedule of Accumulated and Projected Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets [Line Items]
Accumulated benefit obligation	$ 7,231.2	$ 8,412.6
Fair value of plan assets	5,228.6	6,167.2
Projected benefit obligation	7,235.4	8,417.9
Fair value of plan assets	$ 5,228.6	$ 6,167.2